[DECHERT LETTERHEAD]

April 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  Voya Senior Income Fund (formerly, ING Senior Income Fund)

(File No. 811-10223)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, on behalf of Voya Senior Income Fund (formerly, ING Senior Income Fund) (the “Fund”), a closed-end investment company operated as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the “1940 Act”), is a copy of Post-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 35 under the 1940 Act (“PEA No. 1”).

The Fund is a closed-end management investment company and engages in a continuous offering of its shares pursuant to Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”). The Fund makes monthly repurchase offers for a portion of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940 and exemptive relief received from the Securities and Exchange Commission.  As such, the Fund files post-effective amendments in connection with its annual registration statement update pursuant to Rule 486 under the 1933 Act.

The Registration Statement is being filed consistent with Rule 486(a) under the 1933 Act in connection with the Fund’s annual registration update and the cover page states that the Amendment will become effective on June 30, 2014 pursuant to that Rule.

PEA No. 1 contains updated information reflecting a name change for the Fund as part of a complex-wide rebranding effort from the ING Funds to the Voya Funds taking place on May 1, 2014; updates prior disclosure related to the divestment of the Fund’s investment adviser by its parent, ING Groep, N.V.; updates the Fund’s interest rate risk disclosure in response to the current interest rate environment; updates for purposes of clarification the Fund’s fundamental investment restriction related to pledging assets; updates credit default swap risk disclosure in response to changing regulatory requirements; and contains certain other updates to the Fund’s prospectus and SAI disclosure.  The Fund intends to file an additional post-effective amendment pursuant to Rule 486(b) under the Securities Act prior to effectiveness for purposes of updating the Fund’s financial statements and fee and expense information, as well as other non-material changes.

Should you have any questions, please contact the undersigned at 202.261.3358 or Paul Caldarelli of ING U.S. Legal Services at 480.477.2649.

Very truly yours,

/s/ Jeffrey S. Puretz
Jeffrey S. Puretz
Dechert LLP

Attachments

cc:                                Huey P. Falgout

Chief Counsel - ING U.S. Legal Services

Paul A. Caldarelli, Esq.

ING U.S. Legal Services